Document and Entity Information	6 Months Ended
	Oct. 31, 2012	Nov. 28, 2012
Document And Entity Information
Entity Registrant Name	GreenChoice International, Inc.
Entity Central Index Key	0001494722
Document Type	10-Q
Document Period End Date	Oct 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,600,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Oct. 31, 2012	Apr. 30, 2012
ASSETS
Total current assets
TOTAL ASSETS
Current Liabilities
Accounts Payable	30,429	6,769
Loans from stockholders	41,589	23,092
Total current liabilities	72,018	29,861
TOTAL LIABILITIES	72,018	29,861
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock, par $0.001, 100,000,000 shares authorized, 3,600,000 and 3,600,000 shares issued and outstanding, respectively	3,600	3,600
Additional paid in capital	32,400	32,400
Deficit accumulated during the development stage	(108,018)	(65,861)
TOTAL STOCKHOLDERS' DEFICIT	(72,018)	(29,861)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0

Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Apr. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued and outstanding	$ 3,600,000	$ 3,600,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		33 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Income Statement [Abstract]
INCOME
OPERATING EXPENSES
Organization expenses					1,500
Taxes and licenses					625
Accounting	2,890	2,555	9,390	9,555	40,225
Legal Expenses	2,252	3,295	7,722	5,855	36,196
Administrative expenses	24,506	1,550	24,956	1,550	28,606
Total Operating Expenses	29,648	7,400	42,068	16,960	107,152
OTHER INCOME AND (EXPENSES)
Interest charges		(105)	(89)	(158)	(859)
Foreign currency exchange		(13)		(7)	(7)
Total Other Income and (Expenses)		(118)	(89)	(165)	(866)
NET LOSS BEFORE INCOME TAXES	(29,648)	(7,518)	(42,157)	(17,125)	(108,018)
PROVISION FOR INCOME TAXES
NET LOSS	(29,648)	(7,518)	(42,157)	(17,125)	(108,018)
Weighted Average Number of Shares Outstanding	$ 3,600,000	$ 3,158,696	$ 3,600,000	$ 2,576,630
Net Loss Per Share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)

Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	(Deficit) Accumulated During Development Stage	Stockholders Equity (Deficit)
Beginning balance, February 9, 2010 at Feb. 08, 2010
Sale of 1,500,000 shares at $.01 per shares, February 10, 2010	$ 1,500,000	$ 1,500	$ 13,500		$ 15,000
Net loss				(1,714)	(1,714)
Balance, April 30, 2010	1,500,000	1,500	13,500	(1,714)	13,286
Net loss				(32,934)	(32,934)
Balance, April 30, 2011	1,500,000	1,500	13,500	(34,648)	(19,648)
Sale of 500,000 shares at $.01 per shares, May 18, 2011	500,000	500	4,500		5,000
Sale of 500,000 shares at $.01 per shares, July 14, 2011	500,000	500	4,500		5,000
Sale of 1,100,000 shares at $.01 per shares, August through October 2011	1,100,000	1,100	9,900		11,000
Net loss				(31,213)	(31,213)
Balance, April 30, 2012	3,600,000	3,600	32,400	(65,861)	(29,861)
Net loss				$ (42,157)	$ (42,157)
Balance, October 31, 2012 at Oct. 31, 2012	3,600,000	3,600	32,400	(108,018)	(72,018)

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		33 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Cash used in operating activities:
Net loss	$ (42,157)	$ (17,125)	$ (108,018)
Changes in Assets and Liabilities
Increase (decrease) in accounts payable	23,660	(6,634)	30,429
Net cash used in operating activities	(18,497)	(23,759)	(77,589)
Cash Flows from Financing Activities:
Sale of common stock		10,000	36,000
Loans from stockholders	18,497	21,000	41,589
Net Cash Provided by Financing Activities	18,497	31,000	77,589
Net Decrease in Cash and Cash Equivalents	0	7,241	0
Cash and Cash Equivalents - Beginning
Cash and Cash Equivalents - End	0	7,241	0
Supplemental disclosures:
Cash paid for interest
Cash paid for income taxes

ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Oct. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

The unaudited interim financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The financial statements and notes are presented as permitted on Form 10-Q and do not contain information included in the Company’s annual financial statements and notes.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.  It is suggested that these financial statements be read in conjunction with the April 30, 2012 audited financial statements and the accompanying notes thereto.  While management believes the procedures followed in preparing these financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

These unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

GreenChoice International, Inc. (the Company) was incorporated on February 9, 2010 under the laws of the State of Nevada.  The business purpose of the Company is to market prefabricated log cabin type homes in countries outside North America.  The Company has selected April 30 as its fiscal year end.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Oct. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Development Stage Company

The Company is considered to be in the development stage as defined in ASC 915-10-20, “Development Stage Entity.”    The Company is devoting substantially all of its efforts to the execution of its business plan.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.  There are no such estimates included in these financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consists principally of currency on hand, demand deposits at commercial banks, and liquid investment funds having a maturity of three months or less at the time of purchase.  The Company had no cash and cash equivalents as of October 31, 2012 or April 30, 2012.

Start-up Costs

In accordance with ASC 720-15-25, “Start-up Activities,” the Company expenses all costs incurred in connection with the start-up and organization of the Company.

Common Stock Issued For Other Than Cash

Services purchased and other transactions settled in the Company's common stock are recorded at the estimated fair value of the stock issued if that value is more readily determinable than the fair value of the consideration received.

Net Income or (Loss) Per Share of Common Stock

The Company follows financial accounting standards which provide for “basic” and “diluted” earnings per share.  Basic earnings per share is computed by dividing income or loss available to common shareholders by the weighted average shares outstanding for the period.  Diluted earnings per share reflects the potential dilution due to other securities outstanding which could affect the number of shares upon exercise.  The Company has no potentially dilutive securities such as options, warrants, or convertible bonds currently issued and outstanding.  Consequently basic and diluted shares are the same, as presented in the Statements of Operations and Comprehensive Loss.

Recently Enacted Accounting Standards

In June 2009 the FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”).  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Modifications to the ASC are accomplished by the issuance of Accounting Standards Updates (“ASU’s”).  The Company has evaluated ASU’s through No. 2012-07.  None of the updates for the period have applicability to the Company or their effect on the financial statements would not have been significant.

Office Space and Labor

The Company’s sole Officer and Director will provide the labor required to execute the business plan and supply the necessary office space and facilities during the initial period of operations.  The Company will recognize the fair value of services and office space so provided as contributed capital in accordance with ASC 225-10-S99-4.  From inception (February 9, 2010) through October 31, 2012, the fair value of services and office space provided are estimated to be nil.

PROVISION FOR INCOME TAXES	6 Months Ended
Oct. 31, 2012
Notes to Financial Statements
PROVISION FOR INCOME TAXES

NOTE 3 - PROVISION FOR INCOME TAXES

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income regardless of when reported for tax purposes.  Deferred taxes are provided in the financial statements under ASC 740-10-65-1 to give effect to the temporary differences which may arise from differences in the bases of fixed assets, depreciation methods  and allowances based on the income taxes expected to be payable in future years.  Minimal development stage deferred tax assets arising as a result of net operating loss carry-forwards have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods.  Operating loss carry-forwards generated during the period from February 9, 2010 (date of inception) through October 31, 2012 of approximately $108,018 will begin to expire in 2031.  Using an estimated rate of 35%, deferred tax assets of approximately $37,806 were offset by the valuation allowance.

The Company has no tax positions at October 31, 2012 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued relative to unrecognized tax benefits in interest expense and penalties in operating expense.  During the period from February 9, 2010 (inception) to October 31, 2012 the Company recognized no income tax related interest and penalties.  The Company had no accruals for income tax related interest and penalties at October 31, 2012.  All tax years starting from 2010 are open for examination.

STOCKHOLDERS’ DEFICIT	6 Months Ended
Oct. 31, 2012
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 4 - STOCKHOLDERS’ DEFICIT

As of October 31, 2012 the Company has 100,000,000 shares of common stock authorized, par value of $.001 per share, with 3,600,000 shares issued and outstanding.

The following details the stock transactions for the Company:

On February 10, 2010 the Company authorized the sale of 1,500,000 shares of its common stock to its founding president for $.01 per share for a total of $15,000 cash to provide initial working capital. The stock subscription was fully paid as of June 11, 2010.

On May 18, 2011 the Company received paid subscriptions for 500,000 shares at $0.01 per share for a total of $5,000. The proceeds were used for administrative expenses.

On July 14, 2011 the Company received paid subscriptions for another 500,000 shares at $0.01 per share for $5,000 which was used for administrative expenses. During August, September, and October 2011, the Company sold 1,100,000 shares at $0.01 per share for proceeds of $11,000 to be used for administrative expenses.

The offering included in the Company’s S-1 filing is closed and all certificates were issued as of October 31, 2011.

LOANS FROM STOCKHOLDERS	6 Months Ended
Oct. 31, 2012
Notes to Financial Statements
LOANS FROM STOCKHOLDERS

NOTE 5 - LOANS FROM STOCKHOLDERS

The Company’s former President and former sole director along with another stockholder has advanced funds for organizational and administrative expenses.  The total of these advances as of October 31, 2012, is $41,589.  The loans are unsecured and payable on demand.  Consequently, the loans are reported as current liabilities.

FOREIGN CURRENCY TRANSLATION	6 Months Ended
Oct. 31, 2012
Notes to Financial Statements
FOREIGN CURRENCY TRANSLATION

NOTE 6 - FOREIGN CURRENCY TRANSLATION

Since the Company operates in Canada there is potential for transactions in Canadian dollars.  From inception, the only transactions were $7 net expense from conversion of Canadian currency paid for stock.  Assets and liabilities, if denominated in Canadian dollars, are revalued to United States dollars as of the reporting date.  The effect of such change in exchange rates is reported as a Cumulative Currency Translation Adjustment and included in Other Comprehensive Gains or (Losses) which, to date, have been nominal.

GOING CONCERN	6 Months Ended
Oct. 31, 2012
Notes to Financial Statements
GOING CONCERN

NOTE 7 - GOING CONCERN

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which contemplates continuation of the Company as a going concern.  The Company has incurred an operating deficit since its inception, is in the development stage and has generated no operating revenue. These items raise substantial doubt about the Company’s ability to continue as a going concern.  In view of these matters, realization of the assets of the Company is dependent upon the Company’s ability to meet its financial requirements through equity financing and the success of future operations.  These financial statements do not include adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

SUBSEQUENT EVENTS	6 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 8 - SUBSEQUENT EVENTS The Company has evaluated events through the date the financial statements were issued. There are no subsequent events required to be reported.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Oct. 31, 2012
Accounting Policies [Abstract]
Development Stage Company

Development Stage Company

The Company is considered to be in the development stage as defined in ASC 915-10-20, “Development Stage Entity.”    The Company is devoting substantially all of its efforts to the execution of its business plan.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.  There are no such estimates included in these financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consists principally of currency on hand, demand deposits at commercial banks, and liquid investment funds having a maturity of three months or less at the time of purchase.  The Company had no cash and cash equivalents as of October 31, 2012 or April 30, 2012.

Start-up Costs	Start-up Costs In accordance with ASC 720-15-25, “Start-up Activities,” the Company expenses all costs incurred in connection with the start-up and organization of the Company.
Common Stock Issued For Other Than Cash

Common Stock Issued For Other Than Cash

Services purchased and other transactions settled in the Company's common stock are recorded at the estimated fair value of the stock issued if that value is more readily determinable than the fair value of the consideration received.

Net Income or (Loss) Per Share of Common Stock

The Company follows financial accounting standards which provide for “basic” and “diluted” earnings per share.  Basic earnings per share is computed by dividing income or loss available to common shareholders by the weighted average shares outstanding for the period.  Diluted earnings per share reflects the potential dilution due to other securities outstanding which could affect the number of shares upon exercise.  The Company has no potentially dilutive securities such as options, warrants, or convertible bonds currently issued and outstanding.  Consequently basic and diluted shares are the same, as presented in the Statements of Operations and Comprehensive Loss.

Recently Enacted Accounting Standards

Recently Enacted Accounting Standards

In June 2009 the FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”).  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Modifications to the ASC are accomplished by the issuance of Accounting Standards Updates (“ASU’s”).  The Company has evaluated ASU’s through No. 2012-07.  None of the updates for the period have applicability to the Company or their effect on the financial statements would not have been significant.

Office Space and Labor

Office Space and Labor

The Company’s sole Officer and Director will provide the labor required to execute the business plan and supply the necessary office space and facilities during the initial period of operations.  The Company will recognize the fair value of services and office space so provided as contributed capital in accordance with ASC 225-10-S99-4.  From inception (February 9, 2010) through October 31, 2012, the fair value of services and office space provided are estimated to be nil.

PROVISION FOR INCOME TAXES (Details Narrative) (USD $)	33 Months Ended
Oct. 31, 2012
Notes to Financial Statements
Net operating loss	$ 108,018
Estimated rate	35%
Assets tax	$ 37,806

STOCKHOLDERS’ DEFICIT (Details Narrative) (USD $)	3 Months Ended
	Oct. 31, 2011	Oct. 31, 2012	Apr. 30, 2012	Jul. 14, 2011	May 18, 2011	Feb. 10, 2010
Equity [Abstract]
Common stock shares authorized		100,000,000				1,500,000
Common stock par value		$ 0.001
Common stock shares issued and outstanding		$ 3,600,000	$ 3,600,000
Common stock per share						$ 0.01
Cash to provide initial working capital						15,000
Received paid subscriptions share				500,000	500,000
Received paid subscriptions per shares				$ 0.01	$ 0.01
Received paid subscriptions amount				5,000	5,000
Administrative expenses sold shares	1,100,000
Administrative expenses per shares	$ 0.01
Administrative expenses amount	$ 11,000

LOANS FROM STOCKHOLDERS (Details Narrative) (USD $)	Oct. 31, 2012
Notes to Financial Statements
Unsecured Loans payable on demand	$ 41,589

FOREIGN CURRENCY TRANSLATION (Details Narrative) (USD $)	33 Months Ended
Oct. 31, 2012
Notes to Financial Statements
Net expense for stock	$ 7